Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies
Operating Leases
With respect to contracts involving the use of assets, if the Company has the right to direct the use of the asset and obtain substantially all economic benefits from the use of an asset, it accounts for the service contract as a lease.
In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases. As a result of these amendments, the leases in Natick and Hudson will now expire between June 2024 and March 2028, and additional operating lease assets obtained in exchange for lease obligations were $0.9 million. As of September 30, 2023, the Company was a party to seven different leases for office, manufacturing, and laboratory space under non-cancelable
office leases in three cities. These leases total approximately 51,000 square feet and will expire between June 2024 and March 2028. The Company has a right to extend certain of these leases for periods between three and five years. The Company also holds immaterial leases related to vehicles and office equipment. Under its leases, the Company pays base rent and a proportional share of operating expenses. Such operating expenses are subject to annual adjustment and are accounted for as variable payments in the period in which they are incurred.
The Company adopted ASC 842,
Leases
as of January 1, 2022. All of the Company’s leases are classified as operating leases at the adoption date and as of September 30, 2023. The components of Right of Use (“ROU”) assets and lease liabilities are included in the consolidated balance sheets. The short-term portion of the Company’s operating lease liability is recorded as part of accrued expenses and other current liabilities on the consolidated balance sheets.
Other pertinent lease information for the three and nine months ended September 30, 2023 and 2022 is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Operating lease costs	$285	$245	$834	$644
Short-term lease costs	5	5	17	9
Variable lease costs	52	58	211	153
Operating cash flows paid for amounts in the measurement of operating lease liabilities	284	261	815	708
Operating lease assets obtained in exchange for lease obligations	62	1,370	936	1,686

Future commitments under
non-cancelable
operating lease agreements as of September 30, 2023 are as follows (in thousands):

2023	$287
2024	1,158
2025	1,102
2026	729
2027	640
Thereafter	108

Total lease payments	$4,024
Less: present value adjustment	(637)

Total lease liabilities	3,387
Less: current lease liability	(873)

Long-term operating lease liabilities	$2,514

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate when measuring operating lease liabilities as discount rates were not implicit or readily determinable. As of September 30, 2023, the weighted average remaining lease term for operating leases is 3.7 years and the weighted average discount rate used to determine the operating lease liability is 9.9%.
Product Liability
The Company has not received any material product liability claims. While product defects and adverse patient reactions associated with the Allurion Balloon have occurred, and are expected to continue to occur, the Company does not have a history of product defects or adverse patient reactions that the Company’s management believes would give rise to a material product liability claim. Furthermore, the Company has obtained insurance related to potential product liability claims.
Litigation and Claims
In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, the validity or scope of its intellectual property rights, employee-related matters, or adverse patient reactions. Additionally, during the normal course of business, the Company may be a party to legal claims that may not be covered by insurance. As of September 30, 2023 and December 31, 2022, the Company has not recorded accruals for probable losses related to any existing or pending litigation or claims as the Company’s management has determined that there are no matters where a potential loss is probable and reasonably estimable. The Company does not believe that any existing or pending claims would have a material impact on the Company’s consolidated financial statements.

14.	Commitments and Contingencies
Operating Leases
ASC 842 Adoption
With respect to contracts involving the use of assets, if the Company has the right to direct the use of the asset and obtain substantially all economic benefits from the use of an asset, it accounts for the service contract as a lease.
As
of December 31, 2022, the Company was a party to eight different leases for office, manufacturing, and laboratory space under non-cancelable
office leases in three cities. These leases total approximately 51,000 square feet and will expire between June 2023 and February 2028. The Company has a right to extend certain of these leases for periods between three and five years. The Company also holds immaterial leases related to vehicles and office equipment. Under its leases, the Company pays base rent and a proportional share of operating expenses. Such operating expenses are subject to annual adjustment and are accounted for as variable payments in the period in which they are incurred.
As described in Note 2, the Company adopted ASC 842 as of January 1, 2022. Prior period amounts have not been adjusted and continue to be reported in accordance with our historic accounting under ASC 840. All of the Company’s leases are classified as operating leases at the adoption date and as of December 31, 2022. The components of ROU assets and lease liabilities are included in the consolidated balance sheets. The short-term portion of the Company’s operating lease liability is recorded as part of accrued expenses and other current liabilities on the consolidated balance sheet.
The following table summarizes (in thousands) the impact of the adoption of the new lease accounting guidance on the Company’s consolidated balance sheets as of January 1, 2022, as if the previous accounting guidance was in effect for comparison purposes. There was no
impact to the consolidated statement of operations and comprehensive loss or the consolidated statement of cash flows for the year ended December 31, 2022, as such, no
impact information was provided.

	December 31, 2021		January 1, 2022
	Balance as Reported under ASC 840	Effect of Adopting ASC 842	Beginning Balance under ASC 842
Total assets	$39,351	$1,892	$41,243
Total liabilities	34,514	1,894	36,408
Total equity	(34,285)	(2)	(34,287)

Other pertinent lease information is as follows (in thousands):

December 31, 2022
Operating lease costs	$918
Short-term lease costs	14
Variable lease costs	191
Operating cash flows paid for amounts in the measurement of operating lease liabilities	807
Operating lease assets obtained in exchange for lease obligations	1,677
Future commitments under
non-cancelable
operating lease agreements are as follows (in thousands):

2023	$1,148
2024	935
2025	650
2026	497
2027	375
Thereafter	49

Total lease payments	$3,654
Less: present value adjustment	(586)

Present value of total lease liabilities	3,068
Less: current lease liability	(905)

Long-term operating lease liabilities	$2,163

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate when measuring operating lease liabilities as discount rates were not implicit or readily determinable. As of December 31, 2022, the weighted average remaining lease term for operating leases is 3.9 years and the weighted average discount rate used to determine the operating lease liability is 9.5%.
Disclosures Related to Periods Prior to Adoption of ASC 842
Total rent expense for all of the Company’s facilities was $0.7 million for the year ended December 31, 2021. Future minimum annual lease payments as of December 31, 2021, under noncancelable leases are as follows (in thousands):

2022	$822
2023	674
2024	455
2025	212
2026	212
Thereafter	123

Total Future Minimum Lease Payments	$2,498

Product Liability
The Company has not received any material product liability claims. While product defects and adverse patient reactions associated with the Allurion Balloon have occurred, and are expected to continue to occur, the Company does not have a history of product defects or adverse patient reactions that the Company’s management believes would give rise to a material product liability claim. Furthermore, the Company has obtained insurance related to potential product liability claims.
Litigation and Claims
In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, the validity or scope of its intellectual property rights, employee-related matters, or adverse patient reactions. Additionally, during the normal course of business, the Company may be a party to legal claims that may not be covered by insurance. As of December 31, 2022 and 2021, the Company has not recorded accruals for potential losses related to any existing or pending litigation or claims as the Company’s management has determined that there are no matters where a potential loss is probable and reasonably estimable. The Company does not believe that any existing or pending claims would have a material impact on the Company’s consolidated financial statements.